Note 8 Unobservable inputs (Details) - vegas	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [member] | Debt securities [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Credit spread	0.00%	0.03%	400.00%
Recovery rate	0.00%	0.00%	0.00%
Bottom of range [member] | Debt securities [Member] | Comparable pricing [Member]
Significant unobservable inputs [Line Items]
Comparable prices inputs	2.00%	0.10%	0.10%
Bottom of range [member] | loans and advances [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Repo funding curve	0.71%	(2.71%)	(1.18%)
Bottom of range [member] | Credit derivatives [Member] | Gaussian copula [Member]
Significant unobservable inputs [Line Items]
Correlation default	26.00%	35.00%	30.00%
Bottom of range [member] | Credit derivatives [Member] | Black 76 [Member]
Significant unobservable inputs [Line Items]
Price volatility	0	0	0
Bottom of range [member] | Equity derivatives [Member] | Option models on equities baskets of equity funds [Member]
Significant unobservable inputs [Line Items]
Correlations	(93.00%)	(88.00%)
Volatility	0.000781	0.000557
Bottom of range [member] | Equity OTC option [Member] | Option models on equities baskets of equity funds [Member]
Significant unobservable inputs [Line Items]
Correlations			(77.00%)
Volatility			6.52
Bottom of range [member] | FX derivatives [Member] | Option models on FX underlyings [Member]
Significant unobservable inputs [Line Items]
Volatility	0.000532	0.000396	4.11
Bottom of range [member] | IR derivatives [Member] | Option models on IR underlyings [Member]
Significant unobservable inputs [Line Items]
Beta (significant unobservable inputs)	(0.25%)	(0.25%)	(0.25%)
Correlation rate credit	(100.00%)	(100.00%)	(100.00%)
Credit default volatility	0.51	0	0
Arithmetic Average [Member] | Debt securities [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Credit spread	1.11%	1.25%	4700.00%
Recovery rate	39.00%	37.00%	37.00%
Arithmetic Average [Member] | Debt securities [Member] | Comparable pricing [Member]
Significant unobservable inputs [Line Items]
Comparable prices inputs	94.00%	97.00%	100.00%
Arithmetic Average [Member] | loans and advances [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Repo funding curve	3.48%	1.16%	(0.25%)
Arithmetic Average [Member] | Credit derivatives [Member] | Gaussian copula [Member]
Significant unobservable inputs [Line Items]
Correlation default	44.00%	43.00%	45.00%
Arithmetic Average [Member] | Credit derivatives [Member] | Black 76 [Member]
Significant unobservable inputs [Line Items]
Price volatility	0	0	0
Arithmetic Average [Member] | Equity derivatives [Member] | Option models on equities baskets of equity funds [Member]
Significant unobservable inputs [Line Items]
Correlations	59.00%	60.00%
Volatility	0.003262	0.002630
Arithmetic Average [Member] | Equity OTC option [Member] | Option models on equities baskets of equity funds [Member]
Significant unobservable inputs [Line Items]
Correlations			51.00%
Volatility			29.90
Arithmetic Average [Member] | FX derivatives [Member] | Option models on FX underlyings [Member]
Significant unobservable inputs [Line Items]
Volatility	0.001193	0.000971	10.00
Arithmetic Average [Member] | IR derivatives [Member] | Option models on IR underlyings [Member]
Significant unobservable inputs [Line Items]
Beta (significant unobservable inputs)	(2.00%)	(2.00%)	(2.00%)
Credit default volatility	0.66	0	0
Top of range [member] | Debt securities [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Credit spread	15.38%	23.74%	56400.00%
Recovery rate	40.00%	40.00%	40.00%
Top of range [member] | Debt securities [Member] | Comparable pricing [Member]
Significant unobservable inputs [Line Items]
Comparable prices inputs	139.00%	144.00%	144.00%
Top of range [member] | loans and advances [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Repo funding curve	5.52%	4.99%	0.74%
Top of range [member] | Credit derivatives [Member] | Gaussian copula [Member]
Significant unobservable inputs [Line Items]
Correlation default	58.00%	53.00%	61.00%
Top of range [member] | Credit derivatives [Member] | Black 76 [Member]
Significant unobservable inputs [Line Items]
Price volatility	0	0	0
Top of range [member] | Equity derivatives [Member] | Option models on equities baskets of equity funds [Member]
Significant unobservable inputs [Line Items]
Correlations	99.00%	99.00%
Volatility	0.009871	0.006200
Top of range [member] | Equity OTC option [Member] | Option models on equities baskets of equity funds [Member]
Significant unobservable inputs [Line Items]
Correlations			98.00%
Volatility			141.77
Top of range [member] | FX derivatives [Member] | Option models on FX underlyings [Member]
Significant unobservable inputs [Line Items]
Volatility	0.002073	0.001634	16.14
Top of range [member] | IR derivatives [Member] | Option models on IR underlyings [Member]
Significant unobservable inputs [Line Items]
Beta (significant unobservable inputs)	(18.00%)	(18.00%)	(18.00%)
Correlation rate credit	100.00%	100.00%	100.00%
Credit default volatility	0.76	0	0